United States
             Securities and Exchange Commission
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


1.   Name and address of issuer:   Lord Abbett Bond-Debenture Fund, Inc.
                                   90 Hudson Street
                                   Jersey City, New Jersey  07302-3973

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.   Investment Company Act File Number:     811-2145

     Securities Act File Number:             2-38910

4(a).     Last day of fiscal year for which this Form is
          filed:    December 31, 1999
4(b).     ____ Check box if this Form is being filed late
          (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     ____      Check box if this is the last time the
                    issuer will be filing this Form.

5.   Calculation of registration fee:

     (i) Aggregate sales price of securities sold during the fiscal year pursuant to section 24(f):
                                                       $ 1,148,273,797

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:          $(748,509,944)

     (iii)Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:                   $ 0

     (iv) Total available redemption credits [add Items
          5(ii) and 5(iii):                            $ (748,509,944)

     (v)  Net sales - if Item 5(i) is greater than Item
          5(iv)[subtract Item 5(iv) from Item 5(i)]:
                                                       $ 399,763,853

     (vi) Redemption credits availed for use in future years -
          if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                             $(          )

     (vii) Multiplier for determining registration fee
          (See Instruction C.9):
                                                       x.000264

     (viii)    Registration fee due [multiply Item 5(v) by
               Item 5(vii)] enter "0" if no fee is due):
                                                       =$ 105,538
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
     Instruction D):
                                                                 $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$ 111,134

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
                 X  Wire Transfer
               ____ Mail or other means

                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Lawrence H. Kaplan
                              Lawrence H. Kaplan, Vice President

Date:     March 27, 2000

   *Please print the name and title of the signing officer
                     below the signature